Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2018
Personnel expenses
Schedule of detail of personnel expenses

	2016	2017	2018

Wages and salaries	5,542	6,300	7,274
Social security costs	1,037	1,105	1,283
Service expense related to defined contribution pension plan (Note 23)	300	330	373
Service expense related to defined benefit pension plan (Note 23)	201	146	157
Share-based payments	131	283	161
Bonus and benefits granted to employees	2,787	3,295	3,691
Other staff costs	1,474	1,289	1,415
	11,472	12,748	14,354

Schedule of bonus payment percentages and deferral periods

Beneficiaries	Immediate Payment
(millions of Euros)	Percentage	Deferred Percentage	Deferred period

Members of the Identified Staff with total variable remuneration ≥ 2.7	40%	60%	5 years
Members of the Identified Staff with total variable remuneration ≥ 1.7 (< 2.7)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years